As filed with the Securities and Exchange Commission on May 22, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
March 31, 2015 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 16.31%
321 Henderson Receivables I LLC, 2004-A A1 (Acquired 02/08/2013, Cost, $401,668) (a)(c)	09/15/2045	0.52%	$421,976	$417,214
321 Henderson Receivables II LLC, 2006-1 (Acquired 03/30/2015, Cost, $3,069,007) (a)(c)	03/15/2041	0.37%	3,113,274	3,062,450
Ally Auto Receivables Trust
Series 2013-2 A3	01/16/2018	0.79%	962,000	962,060
Series 2013-1 A4	02/15/2018	0.84%	1,100,000	1,098,580
American Express Credit Account Master Trust, 2012-2 A	03/15/2018	0.68%	2,500,000	2,501,975
American Homes 4 Rent 2014-SFR1, A (Acquired 05/13/2014 and 10/08/2014, Cost, $3,772,679) (a)(c)	06/17/2031	1.25%	3,778,720	3,737,804
AmeriCredit Automobile Receivables Trust, 2014-2 A2A	10/10/2017	0.54%	1,295,376	1,294,467
Atlantic City Electric Transition Funding LLC
Series 2002-1 A3	07/20/2017	4.91%	14,533	14,585
Series 2003-1 A3	10/20/2020	5.05%	979,549	1,047,230
BA Credit Card Trust, 2014-A3 A (c)	01/15/2020	0.46%	2,500,000	2,498,945
Bank of The West Auto Trust, 2014-1 A2 (Acquired 11/05/2014, Cost, $3,449,758) (a)	07/17/2017	0.69%	3,450,000	3,449,258
Cabela's Master Credit Card Trust
Series 2010-2A A2 (Acquired 12/27/2012 and 02/08/2013, Cost, $2,279,888) (a)(c)	09/15/2018	0.87%	2,275,000	2,279,771
Series 2012-1A A1 (Acquired 05/08/2012 and 07/23/2012, Cost, $1,509,520) (a)	02/18/2020	1.63%	1,500,000	1,515,199
California Republic Auto Receivables Trust
Series 2012-1 A (Acquired 12/03/2014, Cost, $299,919) (a)	08/15/2017	1.18%	299,572	300,062
Series 2013-2 A2	03/15/2019	1.23%	1,007,893	1,010,774
Series 2015-1 A3	04/15/2019	1.33%	2,500,000	2,510,215
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11 (c)	06/15/2019	0.26%	3,500,000	3,492,066
Series 2007-A2 A2 (c)	12/16/2019	0.25%	2,000,000	1,992,538
Carfinance Capital Auto Trust 2013-1 A A (Acquired 05/21/2013, Cost, $233,905) (a)	07/17/2017	1.65%	233,910	234,039
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2 (Acquired 08/25/2011, 5/10/2013 and 05/15/2013, Cost, $1,807,785) (a)	08/15/2019	3.46%	1,743,637	1,813,435
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1A1	04/15/2018	0.90%	1,771,353	1,773,443
Chase Issuance Trust
Series 2013-A5 A	05/15/2017	0.47%	1,500,000	1,500,090
Series 2007-A2 A (c)	04/15/2019	0.22%	2,500,000	2,487,882
Series 2013-A3 A3 (c)	04/15/2020	0.45%	234,000	233,576
Citibank Credit Card Issuance Trust
Series 2013-A12 (Acquired 03/19/2014, Cost, $1,000,000) (a)(c)	11/07/2018	0.49%	1,000,000	999,308
Series 2007-A8	09/20/2019	5.65%	3,500,000	3,877,762
Colony American Homes, 2014-1A A (Acquired 04/02/2014 and 12/02/2014, Cost, $3,154,580) (a)(c)	05/17/2031	1.33%	3,162,414	3,138,478
Consumers 2014 Securitization Funding LLC, 2014-A A1	11/01/2020	1.33%	2,190,000	2,192,256
Discover Card Execution Note Trust, 2013-A1 A1 (c)	08/17/2020	0.47%	1,000,000	998,898
Dryrock Issuance Trust, 2012-2 A	08/15/2018	0.64%	1,500,000	1,499,922
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	1,933,796	1,978,261
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	915,218	969,715
Fifth Third Auto Trust
Series 2014-3 A2B (c)	05/15/2017	0.40%	5,000,000	5,000,485
Series 2013-A B	04/15/2019	1.21%	1,500,000	1,503,757
Ford Credit Auto Owner Trust, 2013-B A3	10/15/2017	0.57%	2,165,242	2,165,742
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2 A2 (Acquired 05/17/2013, Cost, $2,249,998) (a)	05/16/2044	1.15%	2,250,000	2,246,850
Series 2013-T1 A2 (Acquired 03/05/2015, Cost, $149,250) (a)	01/16/2046	1.50%	150,000	149,175
Series 2013-T1 D2 (Acquired 01/16/2013, Cost, $750,000) (a)	01/16/2046	3.23%	750,000	740,625
Series 2013-T7 A7 (Acquired 03/28/2014 and 03/05/2015, Cost, $579,920) (a)	11/15/2046	1.98%	583,000	577,811
Honda Auto Receivables Owner Trust, 2012-4 A4	12/18/2018	0.66%	3,262,000	3,262,362
Hyundai Auto Receivables Trust, 2012-C A3	04/17/2017	0.53%	660,078	659,943
Invitation Homes 2013-SFR1 Trust, A (Acquired 11/05/2013 and 10/24/2014, Cost, $4,159,624) (a)(c)	12/17/2030	1.40%	4,158,668	4,144,525
Invitation Homes 2014-SFR2 Trust, A (Acquired 08/04/2014, Cost, $1,400,000) (a)(c)	09/18/2031	1.27%	1,400,000	1,385,679
John Deere Owner Trust, 2015	06/17/2019	1.32%	1,500,000	1,505,539
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	653,508	654,368
Santander Drive Auto Receivables Trust
Series 2014-2 A2A	07/17/2017	0.54%	575,740	575,208
Series 2014-3 A3	07/16/2018	0.81%	2,000,000	1,998,198
SMART Trust/Australia, 2012-2USA A3B (Acquired 02/08/2013, Cost, $329,555) (a)(b)(c)	10/14/2016	1.12%	328,958	329,451
SWAY Residential Trust, 2014-1 A (Acquired 12/04/2014, Cost, $3,501,699) (a)(c)	01/20/2032	1.47%	3,519,113	3,514,443
TCF Auto Receivables Owner Trust 2014-1, A2 (Acquired 02/26/2015, Cost, $2,435,984) (a)	05/15/2017	0.59%	2,437,127	2,436,074
United States Small Business Administration, 2008-10B 1	09/10/2018	5.73%	24,981	26,094
TOTAL ASSET BACKED SECURITIES (Cost $89,751,067)				89,758,587

CORPORATE BONDS: 23.47%
Administrative and Support and Waste Management and Remediation Services: 0.56%
Synchrony Financial	08/15/2017	1.88%	1,250,000	1,251,011
Glencore Finance (Canada) Ltd. (Acquired 02/14/2012 and 03/12/2013, Cost, $1,791,069) (a)(b)	01/15/2017	3.60%	1,750,000	1,804,159
				3,055,170
Finance and Insurance: 10.59%
Aetna Inc.	11/15/2017	1.50%	1,500,000	1,507,275
Aflac Inc.	02/15/2017	2.65%	1,750,000	1,804,035
Allied World Assurance Company Holdings, Ltd. (b)	08/01/2016	7.50%	1,500,000	1,619,064
American Express Co.	05/22/2018	1.55%	1,000,000	999,879
Anthem, Inc.	01/15/2018	1.88%	1,250,000	1,256,950
Bank of America Corp.	05/01/2018	5.65%	4,570,000	5,069,355
Bank of Montreal (Acquired 12/04/2014, Cost, $2,034,622) (a)(b)	01/30/2017	1.95%	2,000,000	2,038,952
Barclays Bank PLC (b)	09/22/2016	5.00%	1,000,000	1,056,874
Berkshire Hathaway Inc.	08/15/2016	2.20%	860,000	879,230
BNP Paribas (b)	08/20/2018	2.70%	1,750,000	1,803,972
Capital One Financial Corp.	09/01/2016	6.15%	1,000,000	1,065,453
Charles Schwab Corp./The	03/10/2018	1.50%	2,050,000	2,060,035
Citigroup, Inc.	11/21/2017	6.13%	4,465,000	4,961,003
Credit Agricole SA (Acquired 10/01/2012, Cost, $1,502,570) (a)(b)	10/01/2017	3.00%	1,500,000	1,551,345
Deutsche Bank Aktiengesellschaft (b)	02/13/2019	2.50%	1,060,000	1,075,966
Fifth Third Bancorp	06/01/2018	4.50%	1,000,000	1,069,565
Ford Motor Credit Company LLC	01/17/2017	1.50%	1,500,000	1,503,169
General Electric Capital Corp.	04/27/2017	2.30%	235,000	241,115
General Electric Capital Corp.	05/01/2018	5.63%	3,085,000	3,463,958
Goldman Sachs Group, Inc./The	04/01/2018	6.15%	4,135,000	4,648,737
Heineken N.V. (Acquired 10/02/2012, Cost, $996,700) (a)(b)	10/01/2017	1.40%	1,000,000	1,004,927
ING Bank N.V. (Acquired 02/29/2012 and 10/23/2012, Cost, $1,516,435) (a)(b)	03/07/2017	3.75%	1,500,000	1,568,292
JPMorgan Chase & Co.	01/15/2018	6.00%	3,115,000	3,484,240
Morgan Stanley (c)	10/18/2016	0.71%	1,000,000	998,784
Morgan Stanley	12/28/2017	5.95%	1,565,000	1,735,103
Nomura Holdings, Inc. (b)	09/13/2016	2.00%	1,250,000	1,261,741
Nordea Bank AB (Acquired 02/12/2013, Cost, $1,028,140) (a)(b)	03/20/2017	3.13%	1,000,000	1,036,930
Rabobank Nederland (b)	01/19/2017	3.38%	1,000,000	1,042,203
Realty Income Corp.	01/31/2018	2.00%	1,000,000	1,009,345
Toyota Motor Credit Corp.	05/22/2017	1.75%	1,290,000	1,310,107
UBS AG (b)	12/20/2017	5.88%	872,000	967,978
UnitedHealth Group Incorporated	12/15/2017	1.40%	445,000	448,575
Wells Fargo & Co.	01/16/2018	1.50%	2,725,000	2,738,039
				58,282,196
Health Care and Social Assistance: 0.54%
Catholic Health Initiatives	11/01/2017	1.60%	1,900,000	1,905,561
Quest Diagnostics Inc.	07/01/2017	6.40%	930,000	1,045,576
				2,951,137
Information: 2.68%
America Movil, S.A.B. de C.V. (b)	09/08/2016	2.38%	1,500,000	1,524,585
AT&T Inc.	02/12/2016	0.90%	945,000	946,499
CA, Inc.	08/15/2018	2.88%	1,500,000	1,538,042
CBS Corp.	07/01/2017	1.95%	1,000,000	1,010,974
Comcast Corp.	02/15/2018	5.88%	1,500,000	1,689,937
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	03/15/2017	2.40%	1,500,000	1,526,916
Discovery Communications LLC		5.63%	1,250,000	1,417,820
Symantec Corp.	06/15/2017	2.75%	1,000,000	1,017,950
Total System Services, Inc.	06/01/2018	2.38%	1,000,000	1,005,782
Verizon Communications, Inc.	09/14/2018	3.65%	1,400,000	1,488,690
Viacom Inc.	04/30/2016	6.25%	1,500,000	1,589,172
				14,756,367
Manufacturing: 4.11%
Anheuser-Busch Companies LLC	10/15/2016	5.05%	1,500,000	1,596,879
Apple Inc. (c)	05/05/2017	0.33%	2,920,000	2,918,079
Becton, Dickinson and Company	12/15/2017	1.80%	1,135,000	1,143,696
Cisco Systems, Inc.	03/14/2017	3.15%	1,285,000	1,343,862
Dow Chemical Co./The	02/15/2016	2.50%	1,290,000	1,309,180

Dr Pepper Snapple Group, Inc.	01/15/2016	2.90%	1,000,000	1,016,092
Eastman Chemical Co.	06/01/2017	2.40%	2,000,000	2,041,940
Ecolab Inc.	12/08/2017	1.45%	1,500,000	1,499,635
EMC Corp.	06/01/2018	1.88%	1,750,000	1,770,457
Hershey Co./The	11/01/2016	1.50%	1,000,000	1,012,982
Johnson Controls, Inc.	11/02/2017	1.40%	1,255,000	1,251,255
Lorillard Tobacco Co.	08/21/2017	2.30%	1,500,000	1,514,622
Sherwin-Williams Co./The	12/15/2017	1.35%	1,640,000	1,642,439
Thermo Fisher Scientific Inc.	02/01/2017	1.30%	565,000	565,311
Tyco Electronics Group S.A. (b)	12/17/2018	2.38%	1,000,000	1,018,836
Zoetis, Inc.	02/01/2018	1.88%	1,000,000	1,000,570
				22,645,835
Mining, Quarrying, and Oil and Gas Extraction: 1.83%
Anadarko Petroleum Corp.	09/15/2017	6.38%	1,000,000	1,112,631
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	1,015,000	1,028,917
Nabors Industries, Inc.	02/15/2018	6.15%	1,000,000	1,067,955
Occidental Petroleum Corp.	02/15/2018	1.50%	425,000	424,479
Phillips 66	05/01/2017	2.95%	1,500,000	1,551,417
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	1,505,000	1,513,291
Sinopec Group Overseas Development (2014) Ltd. (Acquired 04/02/2014, Cost, $1,500,000) (a)(b)(c)	04/10/2017	1.03%	1,500,000	1,497,908
Teck Resources Ltd. (b)	08/15/2017	3.85%	1,000,000	1,031,657
Vale Overseas Ltd. (b)	01/11/2016	6.25%	825,000	852,976
				10,081,231
Real Estate and Rental and Leasing: 0.48%
Health Care REIT, Inc.	04/01/2019	4.13%	1,500,000	1,609,200
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	1,000,000	1,009,622
				2,618,822
Retail Trade: 1.16%
Amazon.com, Inc.	11/29/2017	1.20%	1,250,000	1,250,207
AutoZone, Inc.	06/15/2016	6.95%	2,000,000	2,135,396
BP Capital Markets (b)	09/26/2018	2.24%	1,000,000	1,016,523
CVS Health Corp.	12/05/2018	2.25%	365,000	373,186
Macy's Retail Holdings, Inc.	12/01/2016	5.90%	1,500,000	1,618,071
				6,393,383
Transportation and Warehousing: 0.31%
Carnival Corp. (b)	12/15/2017	1.88%	775,000	777,766
Spectra Energy Partners, LP	09/25/2018	2.95%	915,000	943,213
				1,720,979
Utilities: 0.39%
Exelon Generation Co., LLC	10/01/2019	5.20%	1,000,000	1,121,219
Sempra Energy	04/01/2017	2.30%	1,000,000	1,019,997
				2,141,216
Wholesale Trade: 0.82%
B.A.T. International Finance P.L.C. (Acquired 06/06/2012, Cost, $995,160) (a)(b)	06/07/2017	2.13%	1,000,000	1,016,365
McKesson Corporation	03/10/2017	1.29%	1,500,000	1,501,524
Samsung Electronics America, Inc. (Acquired 04/18/2013, Cost, $2,018,844) (a)	04/10/2017	1.75%	2,000,000	2,016,714
				4,534,603
TOTAL CORPORATE BONDS (Cost $128,132,576)				129,180,939

FOREIGN GOVERNMENT BOND: 0.63%
European Investment Bank (b)	03/15/2018	1.00%	3,500,000	3,500,024
TOTAL FOREIGN GOVERNMENT BOND (Cost $3,474,450)				3,500,024

MORTGAGE BACKED SECURITIES: 17.65%
American Tower Trust I, 2013-1-2 (Acquired 03/06/2013, Cost, $1,830,000) (a)	03/15/2043	1.55%	1,830,000	1,826,358
CD 2005-CD1 Commercial Mortgage Trust, 2005-CD1 A4 (c)	07/15/2044	5.23%	230,284	231,384
CD 2007-CD5 Mortgage Trust, A4 (c)	11/15/2044	5.89%	2,642,857	2,868,486
COMM 2012-CCRE2 Mortgage Trust, 2012-CR2 A1	08/15/2045	0.82%	1,434,599	1,436,274
COMM 2012-CCRE4 Mortgage Trust, 2012-CR4 A2	10/17/2045	1.80%	2,500,000	2,517,613
COMM 2012-LC4 Mortgage Trust, 2012-LC4 A1	12/10/2044	1.16%	35,759	35,762
Commercial Mortgage Trust, 2007-GG11 A4	12/10/2049	5.74%	1,250,000	1,347,154
CSMC Series, 2014-ICE A (Acquired 10/07/2014, Cost, $3,583,787) (a)(c)	04/15/2027	1.05%	3,580,000	3,567,030
CSMC Trust, 2013-6 1A1 (Acquired 07/24/2013, Cost, $2,470,012) (a)(c)	07/25/2028	2.50%	2,530,912	2,555,034
DBUBS 2011-LC3 Mortgage Trust, A2	08/10/2044	3.64%	1,990,000	2,042,178

Extended Stay America Trust 2013-ESH
Series 2013-ESFL A2FL (Acquired 01/24/2013, Cost, $1,565,000) (a)(c)	12/05/2031	0.87%	1,565,000	1,558,563
Series 2013-ESFL A1FL (Acquired 01/24/2013, Cost, $755,827) (a)(c)	12/05/2031	0.97%	755,827	754,731
Fannie Mae-Aces
Series 2014-M13	11/25/2017	1.64%	2,700,000	2,731,301
Series 2015-M1	02/25/2018	1.63%	715,000	721,384
Series 2013-M13 (c)	05/25/2018	0.52%	1,319,957	1,322,616
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M1 (c)	05/25/2024	1.12%	2,112,377	2,106,842
Series 2014-C03 1M1 (c)	07/25/2024	1.37%	3,003,879	3,005,925
Fannie Mae Pool	02/01/2021	3.50%	84,069	89,211
Fannie Mae Pool	06/01/2021	3.50%	110,713	117,486
Fannie Mae Pool	08/01/2021	3.00%	296,753	311,441
Fannie Mae Pool	09/01/2021	3.00%	361,499	379,392
Fannie Mae Pool	11/01/2021	3.00%	696,241	730,701
Fannie Mae Pool	12/01/2025	3.50%	497,949	529,096
Fannie Mae Pool	09/01/2026	3.50%	486,485	516,688
Fannie Mae Pool (c)	10/01/2033	2.37%	1,123,192	1,197,441
FDIC Commercial Mortgage Trust, 2012-C1 A (Acquired 05/10/2012, Cost, $112,853) (a)(c)	05/25/2035	0.84%	112,853	112,853
FDIC Guaranteed Notes Trust
Series 2010-S4 A (Acquired 02/24/2012, Cost, $654,814) (a)(c)	12/04/2020	0.88%	653,131	657,295
Series 2010-S1 2A (Acquired 03/01/2012, Cost, $686,521) (a)	04/25/2038	3.25%	677,621	698,525
Series 2010-S1 1A (Acquired 11/18/2011, Cost, $304,048) (a)(c)	02/25/2048	0.72%	304,524	304,636
FHLMC Multifamily Structured Pass Through Certificates
Series K501 A1	06/25/2016	1.34%	63,084	63,097
Series K501 A2	11/25/2016	1.66%	700,000	707,701
Series K703 A1	01/25/2018	1.87%	269,115	271,615
Series K709 A1	10/25/2018	1.56%	1,248,463	1,258,709
Freddie Mac REMICS
Series 3855 HE	02/15/2026	2.50%	38,246	38,944
Series 4181 PF (c)	11/15/2042	0.42%	2,612,419	2,603,367
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2 M1 (c)	11/25/2023	1.62%	1,488,453	1,490,356
Series 2014-DN2 M1 (c)	04/25/2024	1.02%	2,129,720	2,127,577
Series 2014-HQ2 M1 (c)	09/25/2024	1.62%	2,670,217	2,686,425
FREMF Mortgage Trust
Series 2012-KF01 (Acquired 02/02/2015, Cost, $3,053,779) (a)(c)	10/25/2044	2.77%	3,000,000	3,065,994
Series 2012-K708 (Acquired 02/03/2015, Cost, $3,398,896) (a)(c)	02/25/2045	3.76%	3,250,000	3,392,548
Series 2013-KF02 (Acquired 11/01/2013, Cost, $869,166) (a)(c)	12/25/2045	3.17%	869,166	898,405
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $2,000,000) (a)(c)	07/15/2031	1.17%	2,000,000	2,000,322
Series 2010-C2 A1 (Acquired 04/11/2012, Cost, $1,397,345) (a)	12/10/2043	3.85%	1,325,121	1,353,113
Series 2011-GC5 A2	08/10/2044	3.00%	3,715,000	3,802,596
Series 2007-GG10 A4 (c)	08/10/2045	5.80%	1,887,436	2,038,253
Holmes Master Issuer PLC, 2012-1A A2 (Acquired 01/18/2012, Cost, $501,066) (a)(b)(c)	10/15/2054	1.90%	501,066	501,291
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	11/18/2047	1.52%	4,807,459	4,813,324
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-JWRZ A (Acquired 05/22/2013, Cost, $2,960,000) (a)(c)	04/15/2030	0.95%	2,960,000	2,959,369
Series 2010-C1 A1 (Acquired 12/30/2011, Cost, $160,633) (a)	06/15/2043	3.85%	154,762	154,844
Series 2005-LDP5 A4 (c)	12/15/2044	5.23%	168,328	170,168
Series 2007-CIBC20 A4 (c)	02/12/2051	5.79%	1,398,004	1,509,357
NCUA Guaranteed Notes Trust
Series 2010-R2 1A (c)	11/06/2017	0.54%	1,868,643	1,873,524
Series 2011-R1 1A (c)	01/08/2020	0.62%	89,986	90,476
Series 2011-R2 1A (c)	02/06/2020	0.57%	2,457,375	2,469,008
Series 2011-R3 1A (c)	03/11/2020	0.57%	2,763,997	2,774,503
Series 2010-R1 1A (c)	10/07/2020	0.62%	286,211	287,887
Series 2010-C1 APT	10/29/2020	2.65%	3,855,829	3,932,024
SBA Tower Trust, 2012-1 (Acquired 06/12/2014 and 09/03/2014, Cost, $1,606,521) (a)	12/15/2042	2.93%	1,562,000	1,580,586
Silverstone Master Issuer PLC, 2015-1 (Acquired 02/13/2015, Cost, $2,000,000) (a)(b)(c)	01/21/2070	0.00%	2,000,000	2,005,246
Springleaf Mortgage Loan Trust
Series 2013-3A A (Acquired 10/04/2013, Cost, $1,562,594) (a)(c)	09/25/2057	1.87%	1,562,801	1,558,686
Series 2013-1A A (Acquired 04/03/2013, Cost, $1,417,347) (a)(c)	06/25/2058	1.27%	1,417,460	1,415,614
Series 2012-3A A (Acquired 10/18/2012, Cost, $417,389) (a)(c)	12/25/2059	1.57%	417,444	418,483
UBS-Citigroup Commercial Mortgage Trust 2011-C1, A2	01/12/2045	2.80%	4,000,000	4,096,044
WIMC Capital Trust, 2012-A A1 (Acquired 06/21/2012, Cost, $486,378) (a)	10/16/2050	4.55%	486,383	491,309
TOTAL MORTGAGE BACKED SECURITIES (Cost $97,117,707)				97,174,165

MUNICIPAL BONDS: 1.30%
County of Hamilton OH Sewer System Revenue	12/01/2016	1.23%	825,000	830,742
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2018	1.52%	320,664	321,719
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	850,000	883,719
Metropolitan Council, (Minneapolis - St. Paul Metropolitan Area), State of Minnesota	09/01/2017	1.20%	2,020,000	2,033,413
Metropolitan Government of Nashville & Davidson County TN	07/01/2017	1.21%	1,500,000	1,500,390
State of Ohio	08/01/2017	3.33%	1,500,000	1,576,320
TOTAL MUNICIPAL BONDS (Cost $7,129,536)				7,146,303

U.S. GOVERNMENT AGENCY ISSUES: 5.19%
Federal Home Loan Banks	12/09/2016	1.63%	4,000,000	4,068,628
Federal Home Loan Banks	12/16/2016	4.75%	5,000,000	5,357,750
Federal Home Loan Banks	03/10/2017	0.88%	3,000,000	3,015,033
Federal Home Loan Banks	09/02/2015	0.13%	5,000,000	4,998,205
Federal Home Loan Mortgage Corp.	09/10/2015	1.75%	1,000,000	1,006,790
Federal Home Loan Mortgage Corp.	08/25/2016	2.00%	5,000,000	5,106,430
Federal National Mortgage Association	03/30/2016	0.50%	5,000,000	5,008,880
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $28,512,230)				28,561,716

U.S. GOVERNMENT NOTES: 1.74%
United States Treasury Note	12/15/2015	0.25%	5,000,000	5,001,170
United States Treasury Note	12/31/2018	1.50%	4,500,000	4,559,764
TOTAL U.S. GOVERNMENT NOTES (Cost $9,561,200)				9,560,934

SHORT TERM INVESTMENTS: 9.29%
U.S. GOVERNMENT AGENCY ISSUES: 1.36%
Federal Home Loan Banks	09/25/2015	0.20%	2,500,000	2,499,132
Federal National Mortgage Association	04/15/2015	5.00%	5,000,000	5,009,515
TOTAL U.S. GOVERNMENT AGENCY ISSUES				7,508,647

U.S. GOVERNMENT NOTES: 3.84%
United States Treasury Note	05/31/2015	0.25%	10,000,000	10,000,780
United States Treasury Note	06/15/2015	0.38%	11,120,000	11,126,950
TOTAL U.S. GOVERNMENT NOTES				21,127,730

MONEY MARKET FUND: 4.09%			Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.10% (d)(e)(f)			22,498,005	22,498,005
TOTAL MONEY MARKET FUND				22,498,005
TOTAL SHORT TERM INVESTMENTS (Cost $51,136,915)				51,134,382

TOTAL INVESTMENTS: (Cost $414,815,681): 75.58%				416,017,050
Other Assets in Excess of Liabilities 24.42% (f)				134,404,466
TOTAL NET ASSETS: 100.00%				$550,421,516

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2015, the market value of these securities total $83,838,078 which represents 15.23% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of March 31, 2015.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2015.
(e)	All or a portion of this security is held by LCMFS Fund Limited.
(f)	Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows(1):

Cost of investments	$414,815,681

Gross unrealized appreciation	$1,748,762
Gross unrealized depreciation	(547,393)
Net unrealized appreciation	$1,201,369

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2015 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMFS Fund Limited.			Unrealized
Appreciation
Termination Date	Reference Index	Notional	(Depreciation)*	Counterparty

12/20/2017	LoCorr Managed Futures Index^	$ 526,519,768	$ 45,655,397	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized appreciation is a receivable on the Fund's consolidated statement of assets and liabilities.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2015 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 10.30%
American Express Credit Account Master Trust
Series 2012-1 A (c)	01/15/2020	0.44%	$200,000	$200,107
Series 2013-2 A (c)	05/17/2021	0.59%	200,000	200,665
AmeriCredit Automobile Receivables Trust
Series 2012-4 A3	06/08/2017	0.67%	8,644	8,644
Series 2013-1 A3	10/10/2017	0.61%	25,103	25,106
Series 2013-5 A3	09/10/2018	0.90%	265,000	265,088
BA Credit Card Trust 2014-A3 A (c)	01/15/2020	0.46%	250,000	249,895
Bank of The West Auto Trust 2014-1 A2 (Acquired 11/05/2014 and 03/19/2015, Cost, $299,923) (a)	07/17/2017	0.69%	300,000	299,936
Capital Auto Receivables Asset Trust/Ally 2013-1 A2	07/20/2016	0.62%	4,100	4,099
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11 (c)	06/17/2019	0.26%	100,000	99,773
Series 2007-A2 A2 (c)	12/16/2019	0.25%	250,000	249,067
Chase Issuance Trust, 2013-A3 A3 (c)	04/15/2020	0.45%	300,000	299,456
Citibank Credit Card Issuance Trust, 2013-A11 (c)	02/07/2018	0.41%	100,000	99,991
CNH Equipment Trust
Series 2012-B A3	09/15/2017	0.86%	3,576	3,578
Series 2012-C A3	12/15/2017	0.57%	10,668	10,672
Series 2012-D A3	04/16/2018	0.65%	25,558	25,556
Colony American Homes, 2014-1A A (Acquired 04/02/2014 and 12/02/2014, Cost, $489,657) (a)(c)	05/17/2031	1.33%	491,058	487,341
Discover Card Execution Note Trust, 2010-A2 A2 (c)	03/15/2018	0.75%	100,000	100,149
Fifth Third Auto Trust
Series 2014-3 A2B (c)	05/15/2017	0.40%	100,000	100,010
Series 2013-A A3	09/15/2017	0.61%	43,719	43,723
GE Equipment Midticket LLC, 2012-1 A3	05/23/2016	0.60%	4,803	4,804
GE Equipment Transportation LLC, 2012-2 A3	07/25/2016	0.62%	5,202	5,202
Honda Auto Receivables Owner Trust, 2012-4 A3	08/18/2016	0.52%	8,949	8,948
Hyundai Auto Receivables Trust, 2012-B A3	09/15/2016	0.62%	1,090	1,090
Invitation Homes 2014-SFR2 Trust, A (Acquired 08/04/2014, Cost, $100,000) (a)(c)	09/18/2031	1.27%	100,000	98,977
John Deere Owner Trust, 2013-A A3	03/15/2017	0.60%	33,137	33,152
Mercedes-Benz Auto Lease Trust, 2013-A A3	02/15/2016	0.59%	7,047	7,047
Santander Drive Auto Receivables Trust
Series 2013-1 A3	06/15/2017	0.62%	4,459	4,458
Series 2014-2 A2A	07/17/2017	0.54%	230,296	230,083
Series 2013-2 A3	09/15/2017	0.70%	13,552	13,550
Small Business Administration Participation Certificates, 2012-20K 1	11/01/2032	2.09%	21,937	21,691
World Omni Auto Receivables Trust
Series 2012-A A3	02/15/2017	0.64%	5,744	5,745
Series 2012-B A3	06/15/2017	0.61%	11,305	11,308
TOTAL ASSET BACKED SECURITIES (Cost $3,223,761)				3,218,911

CORPORATE BONDS: 17.41%
Administrative and Support and Waste Management and Remediation Services: 0.31%
Glencore Finance (Canada) Ltd. (Acquired 04/07/2014, Cost, $26,655) (a)(b)	11/15/2016	5.80%	25,000	26,606
Synchrony Financial	08/15/2017	1.88%	30,000	30,024
Waste Management, Inc.	09/01/2016	2.60%	40,000	40,732
				97,362
Finance and Insurance: 9.65%
Aetna Inc.	11/15/2017	1.50%	45,000	45,218
Aflac Inc.	02/15/2017	2.65%	85,000	87,624
American Express Co.	05/22/2018	1.55%	45,000	44,995
Bank of America Corp.	05/01/2018	5.65%	225,000	249,585
Bank of Montreal (Acquired 12/04/2014, Cost, $91,558) (a)(b)	01/30/2017	1.95%	90,000	91,753
Barclays Bank PLC (b)	09/22/2016	5.00%	55,000	58,128
BB&T Corp.	01/12/2018	1.45%	80,000	80,139

Berkshire Hathaway Inc.	08/15/2016	2.20%	35,000	35,783
BNP Paribas (b)	08/20/2018	2.70%	75,000	77,313
Capital One Financial Corp.	09/01/2016	6.15%	25,000	26,636
Caterpillar Financial Services Corp.	09/06/2018	2.45%	25,000	25,768
Charles Schwab Corp./The	03/10/2018	1.50%	110,000	110,538
Citigroup, Inc.	11/21/2017	6.13%	230,000	255,550
Deutsche Bank Aktiengesellschaft (b)	02/13/2019	2.50%	30,000	30,452
Dragon 2012 LLC	03/12/2024	1.97%	19,675	19,697
Fifth Third Bancorp	06/01/2018	4.50%	55,000	58,826
General Electric Capital Corp.	05/01/2018	5.63%	175,000	196,497
Goldman Sachs Group, Inc./The	04/01/2018	6.15%	220,000	247,333
Helios Leasing I LLC	05/29/2024	2.02%	19,788	19,837
Helios Leasing I LLC	07/24/2024	1.73%	20,250	20,034
Helios Leasing I LLC	09/28/2024	1.56%	20,191	19,783
John Deere Capital Corp.	06/29/2015	0.95%	15,000	15,020
John Deere Capital Corp.	04/13/2017	5.50%	50,000	54,537
JPMorgan Chase & Co.	01/15/2018	6.00%	160,000	178,966
KeyBank National Association	11/01/2017	5.70%	27,000	29,700
Morgan Stanley	03/22/2017	4.75%	55,000	58,553
Morgan Stanley	12/28/2017	5.95%	90,000	99,782
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	20,238	20,006
New York Life Global Funding (Acquired 10/09/2012, Cost, $20,042) (a)	05/04/2015	3.00%	20,000	20,042
Nomura Holdings, Inc. (b)	09/13/2016	2.00%	30,000	30,282
Phoenix 2012 LLC	07/03/2024	1.61%	20,507	20,183
PNC Funding Corp.	09/19/2016	2.70%	55,000	56,307
Rabobank Nederland (b)	01/19/2017	3.38%	40,000	41,688
Realty Income Corp.	01/31/2018	2.00%	25,000	25,234
Safina Ltd. (b)	01/15/2022	1.55%	18,684	18,607
State Street Bank & Trust Co.	10/15/2018	5.25%	20,000	22,330
Tagua Leasing LLC	11/16/2024	1.58%	20,692	20,288
Toronto-Dominion Bank/The (Acquired 12/04/2014, Cost, $101,168) (a)(b)	09/14/2016	1.63%	100,000	101,309
Toyota Motor Credit Corp.	01/12/2017	2.05%	10,000	10,212
Toyota Motor Credit Corp.	05/22/2017	1.75%	30,000	30,468
Travelers Companies, Inc./The	12/01/2015	5.50%	16,000	16,517
UnitedHealth Group Incorporated	12/15/2017	1.40%	50,000	50,402
WellPoint, Inc.	01/15/2018	1.88%	65,000	65,361
Wells Fargo & Co.	01/16/2018	1.50%	140,000	140,670
Westpac Banking Corp. (b)	08/14/2017	2.00%	85,000	86,639
				3,014,592
Information: 1.81%
America Movil, S.A.B. de C.V. (b)	09/08/2016	2.38%	65,000	66,065
AT&T Inc.	06/01/2017	1.70%	40,000	40,136
CA, Inc.	08/15/2018	2.88%	75,000	76,902
CBS Corp.	07/01/2017	1.95%	40,000	40,439
Comcast Corp.	02/15/2018	5.88%	80,000	90,130
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	03/15/2017	2.40%	75,000	76,346
Symantec Corp.	06/15/2017	2.75%	65,000	66,167
Total System Services, Inc.	06/01/2018	2.38%	45,000	45,260
Verizon Communications, Inc.	09/14/2018	3.65%	60,000	63,801
				565,246
Manufacturing: 2.97%
AbbVie Inc.	11/06/2015	1.20%	20,000	20,029
Anheuser-Busch InBev Worldwide Inc.	07/15/2015	0.80%	15,000	15,019
Anheuser-Busch InBev Worldwide Inc.	02/15/2016	2.88%	65,000	66,290
Apple Inc. (c)	05/05/2017	0.33%	75,000	74,951
Becton, Dickinson and Company	12/15/2017	1.80%	50,000	50,383
Chevron Corp.	12/05/2017	1.10%	10,000	10,009
Cisco Systems, Inc.	03/14/2017	3.15%	60,000	62,748
Dow Chemical Co./The	02/15/2016	2.50%	25,000	25,372
Eastman Chemical Co.	06/01/2017	2.40%	30,000	30,629
Ecolab Inc.	12/08/2016	3.00%	30,000	30,932
Ecolab Inc.	12/08/2017	1.45%	40,000	39,990
EMC Corp.	06/01/2018	1.88%	85,000	85,994
Hewlett-Packard Co.	09/15/2016	3.00%	75,000	76,979

Intel Corp.	12/15/2017	1.35%	75,000	75,378
Johnson Controls, Inc.	11/02/2017	1.40%	50,000	49,851
Kraft Foods Group, Inc.	06/05/2017	2.25%	30,000	30,542
Sherwin-Williams Co./The	12/15/2017	1.35%	65,000	65,097
Thermo Fisher Scientific Inc.	02/01/2017	1.30%	10,000	10,005
Tyco Electronics Group S.A. (b)	12/17/2018	2.38%	30,000	30,565
United Technologies Corp.	06/01/2017	1.80%	30,000	30,552
Zoetis Inc.	02/01/2018	1.88%	45,000	45,026
				926,341
Mining, Quarrying, and Oil and Gas Extraction: 0.93%
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	35,000	35,480
Nabors Industries, Inc.	02/15/2018	6.15%	20,000	21,359
Phillips 66	05/01/2017	2.95%	85,000	87,914
Rio Tinto Finance (USA) PLC (b)	03/22/2017	2.00%	65,000	65,957
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	15,000	15,083
Total Capital International (b)	06/28/2017	1.55%	65,000	65,729
				291,522
Professional, Scientific, and Technical Services: 0.05%
ABB Treasury Center (USA), Inc. (Acquired 06/19/2012, Cost, $15,160) (a)	06/15/2016	2.50%	15,000	15,299

Real Estate and Rental and Leasing: 0.27%
Health Care REIT, Inc.	04/01/2019	4.13%	35,000	37,548
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	45,000	45,433
				82,981
Retail Trade: 0.68%
Amazon.com, Inc.	11/29/2017	1.20%	70,000	70,012
BP Capital Markets (b)	05/05/2017	1.85%	20,000	20,241
CVS Health Corp.	12/05/2018	2.25%	15,000	15,336
Macy's Retail Holdings, Inc.	12/01/2016	5.90%	100,000	107,871
				213,460
Transportation and Warehousing: 0.29%
Carnival Corp. (b)	12/15/2017	1.88%	40,000	40,143
Spectra Energy Partners, LP	09/25/2018	2.95%	50,000	51,542
				91,685
Utilities: 0.19%
Commonwealth Edison Co.	04/15/2015	4.70%	20,000	20,021
Sempra Energy	04/01/2017	2.30%	25,000	25,500
Southern California Edison Co.	04/01/2015	4.65%	15,000	15,000
				60,521
Wholesale Trade: 0.26%
McKesson Corporation	03/10/2017	1.29%	80,000	80,081
TOTAL CORPORATE BONDS (Cost $5,427,884)				5,439,090

FOREIGN GOVERNMENT BONDS: 0.64%
European Investment Bank (b)	03/15/2018	1.00%	180,000	180,001
Petroleos Mexicanos (b)	12/20/2022	2.00%	20,000	20,181
TOTAL FOREIGN GOVERNMENT BONDS (Cost $198,686)				200,182

MORTGAGE BACKED SECURITIES: 10.48%
Banc of America Commercial Mortgage Trust, 2006-2 A4 (c)	05/10/2045	5.73%	20,000	20,583
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PWR12 A4 (c)	09/11/2038	5.70%	23,905	24,867
Series 2006-PWR14 A4	12/11/2038	5.20%	25,000	26,318
Series 2006-TOP24 A4	10/12/2041	5.54%	23,432	24,580
Citigroup Commercial Mortgage Trust, 2006-C5 A4	10/18/2049	5.43%	35,000	36,805
Commercial Mortgage Pass-Through Certificates, 2012-CRE3 A1	10/17/2045	0.67%	13,706	13,660
Commercial Mortgage Trust, 2007-GG9	03/10/2039	5.44%	230,000	242,696
Credit Suisse Commercial Mortgage Trust, 2006-C1 A4 (c)	02/15/2039	5.47%	9,775	9,969
CSMC Series, 2014-ICE A (Acquired 10/07/2014, Cost, $420,445) (a)(c)	04/15/2027	1.05%	420,000	418,478
Fannie Mae-Aces
Series 2012-M17 ASQ2	11/25/2015	0.95%	56,646	56,752
Series 2013-M3 ASQ2	02/25/2016	1.08%	250,303	251,028
Series 2013-M1 ASQ2	11/25/2016	1.07%	59,949	60,171
Series 2014-M13 ASQ2	11/25/2017	1.64%	500,000	505,797

Series 2013-M7 ASQ2	03/25/2018	1.23%	92,447	92,728
Series 2014-M8 (c)	05/25/2018	0.39%	247,016	247,324
Fannie Mae Pool	07/01/2017	1.50%	35,000	35,390
FHLMC Multifamily Structured Pass Through Certificates
Series K701 A2 (c)	11/25/2017	3.88%	50,000	53,133
Series K708 A2	01/25/2019	2.13%	30,000	30,743
Series K709 A2	03/25/2019	2.09%	25,000	25,561
Series KF01 A (c)	04/25/2019	0.52%	19,464	19,467
Series K710 A2	05/25/2019	1.88%	50,000	50,719
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $100,000) (a)(c)	07/15/2031	1.17%	100,000	100,016
Series 2006-GG8 A4	11/10/2039	5.56%	24,041	25,229
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP6 A4 (c)	04/15/2043	5.48%	33,589	34,329
Series 2006-LDP7 A4 (c)	04/15/2045	5.88%	25,000	25,832
Series 2012-C8 ASB (Acquired 04/23/2013, Cost, $50,789) (a)	10/17/2045	2.38%	50,000	50,609
Series 2007-CIBC20 A4 (c)	02/12/2051	5.79%	224,679	242,575
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	11/15/2047	1.52%	365,367	365,813
LB Commercial Mortgage Trust, 2007-C3 A4B	07/15/2044	5.52%	35,000	37,441
LB-UBS Commercial Mortgage Trust, 2006-C6 A4	09/15/2039	5.37%	40,000	41,999
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C6 A1	11/17/2045	0.66%	13,294	13,237
Morgan Stanley Capital I Trust
Series 2006-IQ12 A4	12/15/2043	5.33%	23,116	24,284
Series 2006-TOP21 A4 (c)	10/12/2052	5.16%	25,000	25,342
SBA Tower Trust, 2012-1 (Acquired 09/03/2014, Cost, $40,880) (a)	12/15/2042	2.93%	40,000	40,476
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,269,750)				3,273,951

MUNICIPAL BONDS: 1.56%
City of Huntsville, AL	09/01/2016	2.41%	40,000	40,654
City of Lubbock, TX	02/15/2018	4.44%	25,000	27,123
City of Rochester, MN	02/01/2016	2.25%	25,000	25,152
County of Berks, PA	11/15/2016	1.01%	25,000	24,894
County of Forsyth, NC	04/01/2020	3.55%	30,000	32,110
Denton Independent School District	08/15/2015	2.00%	40,000	40,226
Maricopa County School District No. 28 Kyrene Elementary	07/01/2019	5.38%	15,000	17,151
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%	25,000	28,107
State of Hawaii	02/01/2017	3.73%	25,000	26,200
State of Mississippi	11/01/2017	1.35%	30,000	30,137
State of Ohio	04/01/2018	3.66%	45,000	48,226
State of Tennessee	05/01/2017	3.82%	25,000	26,467
State of Texas	10/01/2017	2.50%	25,000	25,845
State of Washington	02/01/2017	3.04%	40,000	41,667
University of Texas System	08/15/2018	3.81%	25,000	26,911
Virginia College Building Authority	02/01/2016	2.40%	25,000	25,413
TOTAL MUNICIPAL BONDS (Cost $482,633)				486,283

U.S. GOVERNMENT AGENCY ISSUES: 13.51%
Federal Farm Credit Banks	03/03/2017	0.65%	500,000	500,171
Federal Farm Credit Banks	09/25/2017	1.00%	500,000	501,984
Federal Home Loan Banks	03/10/2017	0.88%	500,000	502,506
Federal Home Loan Banks	03/24/2017	0.75%	500,000	500,795
Federal Home Loan Mortgage Corp.	10/14/2016	0.88%	500,000	502,801
Federal Home Loan Mortgage Corp.	11/28/2016	0.60%	500,000	500,366
Federal National Mortgage Association	09/28/2015	0.50%	300,000	300,421
Federal National Mortgage Association	10/26/2015	1.63%	300,000	302,399
Federal National Mortgage Association	08/28/2017	0.88%	500,000	500,624
Ginnie Mae II Pool	07/20/2060	5.31%	25,344	27,703
Ginnie Mae II Pool	07/20/2062	4.56%	24,444	26,720
Ginnie Mae II Pool	08/20/2062	4.12%	50,703	54,743
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $4,215,817)				4,221,233

SHORT TERM INVESTMENTS: 15.04%
U.S. GOVERNMENT AGENCY ISSUES: 4.86%
Federal Farm Credit Banks	07/30/2015	0.35%	500,000	500,332

Federal Farm Credit Banks	12/16/2015	4.88%	500,000	516,283
Federal Home Loan Banks	08/06/2015	0.13%	500,000	499,953
TOTAL U.S. GOVERNMENT AGENCY ISSUES				1,516,568

MONEY MARKET FUND: 10.18%			Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.10% (d)(e)(f)			3,180,329	3,180,329
TOTAL MONEY MARKET FUND				3,180,329
TOTAL SHORT TERM INVESTMENTS (Cost $4,696,823)				4,696,897

TOTAL INVESTMENTS (Cost $21,515,354): 68.94%				21,536,547
Other Assets in Excess of Liabilities: 31.06% (f)				9,701,532
TOTAL NET ASSETS: 100.00%				$31,238,079

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2015, the market value of these securities total $1,750,842 which represents 5.60% of total net assets.

(b) Foreign issued security.
(c) Variable rate security. The rate reported is the rate in effect as of March 31, 2015.
(d) The rate quoted is the annualized seven-day effective yield as of March 31, 2015.
(e) All or a portion of this security is held by LCLSCS Fund Limited.
(f) Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows(1):

Cost of investments	$21,515,354

Gross unrealized appreciation	$68,194
Gross unrealized depreciation	(47,001)
Net unrealized appreciation	$21,193

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2015 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.			Unrealized
Appreciation
Termination Date	Reference Index	Notional	(Depreciation)*	Counterparty

12/20/2017	LoCorr Commodities Index^	$ 28,099,999	$ (3,097,742)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

LoCorr Market Trend Fund
Consolidated Schedule of Investments
March 31, 2015 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 16.13%
AEP Texas Central Transition Funding III LLC, 2012-1 A1	12/01/2018	0.88%	$377,381	$377,796
AEP Texas Central Transition Funding LLC, 2002-1 A5	01/15/2017	6.25%	970,668	1,001,851
Ally Auto Receivables Trust
Series 2012-4 A3	01/17/2017	0.59%	731,475	731,700
Series 2013-1 A4	02/15/2018	0.84%	500,000	499,355
American Express Credit Account Master Trust
Series 2012-3A (c)	03/15/2018	0.32%	250,000	250,000
Series 2012-1 A (c)	01/15/2020	0.44%	1,000,000	1,000,535
AmeriCredit Automobile Receivables Trust
Series 2014-1 A2	07/10/2017	0.57%	657,927	657,548
Series 2014-2 A2A	10/10/2017	0.54%	1,126,414	1,125,623
Series 2013-3 A3	04/09/2018	0.92%	976,786	977,693
BA Credit Card Trust, 2014-A2 A (c)	09/16/2019	0.44%	1,500,000	1,500,311
Bank of The West Auto Trust, 2014-1 A2 (Acquired 11/05/2014, 01/14/2015, 02/26/2015 and 03/25/2015, Cost, $1,794,358) (a)	07/17/2017	0.69%	1,795,000	1,794,614
Barclays Dryrock Issuance Trust, 2013-1 A (c)	07/16/2018	0.51%	440,000	440,143
Cabela's Credit Card Master Note Trust
Series 2011-2A A2 (Acquired 10/08/2014, Cost, $200,856) (a)(c)	06/17/2019	0.77%	200,000	200,478
Series 2012-1A A2 (Acquired 02/27/2015, Cost, $727,414) (a)(c)	02/18/2020	0.70%	725,000	727,121
California Republic Auto Receivables Trust
Series 2012-1 A (Acquired 02/26/2015, Cost, $485,377) (a)	08/15/2017	1.18%	484,607	485,399
Series 2013-2 A2	03/15/2019	1.23%	913,071	915,682
Series 2015-1 A3	04/15/2019	1.33%	750,000	753,065
Capital One Multi-Asset Execution Trust
Series 2006-A11 (c)	06/15/2019	0.26%	1,400,000	1,396,826
Series 2007-A2 (c)	12/16/2019	0.25%	800,000	797,015
CarMax Auto Owner Trust
Series 2012-3 A3	07/17/2017	0.52%	550,691	550,401
Series 2013-1 A3	10/16/2017	0.60%	639,959	639,877
CenterPoint Energy Transition Bond Co. IV LLC, A1	04/15/2018	0.90%	1,571,443	1,573,298
Chase Issuance Trust
Series 2012-A3	06/15/2017	0.79%	500,000	500,352
Series 2014-A3 (c)	05/15/2018	0.37%	150,000	149,897
Citibank Credit Card Issuance Trust
Series 2005-A9	11/20/2017	5.10%	375,000	385,606
Series 2013-A11 (c)	02/07/2018	0.41%	375,000	374,967
Series 2014-A9 (c)	11/23/2018	0.42%	645,000	644,826
Series 2007-A8	09/20/2019	5.65%	1,000,000	1,107,932
Discover Card Execution Note Trust, 2013-A3 A3 (c)	10/15/2018	0.35%	200,000	199,932
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	1,079,957	1,144,263
Entergy Texas Restoration Funding LLC, 2009-A A2	08/01/2019	3.65%	586,356	611,659
Fifth Third Auto Trust, 2014-3 A2B (c)	05/15/2017	0.40%	650,000	650,063
Ford Credit Auto Owner Trust 2013-B, A3	10/15/2017	0.57%	108,262	108,287
Hyundai Auto Receivables Trust 2014-A, A2	01/16/2017	0.46%	456,950	456,749
John Deere Owner Trust, 2015-A A3	06/17/2019	1.32%	1,500,000	1,505,540
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	07/01/2018	0.96%	1,470,392	1,472,329
Santander Drive Auto Receivables Trust
Series 2013-2 A3	09/15/2017	0.70%	1,304,741	1,304,553
Series 2013-3 A3	10/16/2017	0.70%	748,137	748,070
TCF Auto Receivables Owner Trust 2014-1A A2 (Acquired 02/25/2015, Cost, $1,043,993) (a)	05/15/2017	0.59%	1,044,483	1,044,032
USAA Auto Owner Trust, 2014-1 A3 (Acquired 12/03/2014, Cost, $499,531) (a)	12/15/2017	0.58%	500,000	499,550
World Omni Auto Receivables Trust
Series 2012-A A3	02/15/2017	0.64%	444,767	444,875
Series 2013-A A3	04/16/2018	0.64%	821,416	821,481
TOTAL ASSET BACKED SECURITIES (Cost $32,543,642)				32,571,294

CORPORATE BONDS: 2.45%
Finance and Insurance: 0.75%
Bank of Montreal (Acquired 12/04/2014, Cost, $254,328) (a)(b)	01/30/2017	1.95%	250,000	254,869
Bank of Nova Scotia/The (Acquired 01/13/2015, Cost, $509,339) (a)(b)	08/03/2016	2.15%	500,000	510,084
Canadian Imperial Bank of Commerce/Canada (Acquired 01/14/2015, Cost, $509,564) (a)(b)	01/27/2016	2.75%	500,000	508,980
Toronto-Dominion Bank/The (Acquired 12/04/2014, Cost, $232,687) (a)(b)	09/14/2016	1.63%	230,000	233,010
				1,506,943
Information: 0.81%
Microsoft Corporation	11/15/2017	0.88%	110,000	109,693
Microsoft Corporation	12/06/2018	1.63%	1,500,000	1,520,853
				1,630,546
Manufacturing: 0.89%
Johnson & Johnson	07/15/2018	5.15%	1,595,000	1,798,697
TOTAL CORPORATE BONDS (Cost $4,928,039)				4,936,186

FOREIGN GOVERNMENT BONDS : 1.50%
Finance and Insurance: 1.25%
European Investment Bank (b)	03/15/2016	2.25%	500,000	508,865
European Investment Bank (b)	03/15/2018	1.00%	1,000,000	1,000,007
European Investment Bank (b)	05/15/2018	1.25%	1,000,000	1,006,408
				2,515,280
Public Administration: 0.25%
International Bank for Reconstruction & Development (b)	03/15/2016	2.13%	500,000	508,501
TOTAL FOREIGN GOVERNMENT BONDS (Cost $3,009,275)				3,023,781

MORTGAGE BACKED SECURITIES: 12.02%
Fannie Mae-Aces
Series 2013-M3 ASQ2	02/25/2016	1.08%	481,138	482,531
Series 2014-M5 FA (c)	01/25/2017	0.48%	2,630,741	2,632,482
Series 2014-M13 ASQ2	11/25/2017	1.64%	300,000	303,478
Series 2014-M6 FA (c)	12/25/2017	0.43%	2,419,533	2,421,508
Series 2015-M1 ASQ2	02/25/2018	1.63%	1,500,000	1,513,392
Series 2014-M8 FA (c)	05/25/2018	0.39%	2,890,086	2,893,690
Series 2013-M13 FA (c)	05/25/2018	0.52%	1,880,808	1,884,598
Series 2013-M14 FA (c)	08/25/2018	0.52%	1,766,187	1,766,272
Series 2009-M2 A3	01/25/2019	4.00%	3,000,000	3,253,458
FHLMC Multifamily Structured Pass Through Certificates
Series K501 A2	11/25/2016	1.66%	2,510,000	2,537,615
Series K502 A2	08/25/2017	1.43%	200,000	202,123
Series K709 A1	10/25/2018	1.56%	535,056	539,447
Series K706 A2	10/25/2018	2.32%	2,875,000	2,965,801
Series K708 A2	01/25/2019	2.13%	850,000	871,040
TOTAL MORTGAGE BACKED SECURITIES (Cost $24,213,943)				24,267,435

U.S. GOVERNMENT AGENCY ISSUES: 31.69%
Finance and Insurance: 31.61%
Federal Farm Credit Banks Funding Corporation	03/01/2016	0.41%	500,000	500,965
Federal Farm Credit Banks Funding Corporation	03/28/2016	1.05%	2,000,000	2,013,758
Federal Farm Credit Banks Funding Corporation	04/18/2016	0.45%	3,000,000	3,002,622
Federal Farm Credit Banks Funding Corporation	05/16/2016	0.40%	355,000	355,537
Federal Farm Credit Banks Funding Corporation	07/25/2016	0.50%	2,000,000	2,003,142
Federal Farm Credit Banks Funding Corporation	08/25/2016	5.13%	1,000,000	1,064,389
Federal Farm Credit Banks Funding Corporation	10/03/2016	0.57%	5,000,000	5,004,795
Federal Farm Credit Banks Funding Corporation	11/14/2016	0.60%	1,000,000	999,893
Federal Farm Credit Banks Funding Corporation	12/15/2016	0.72%	1,000,000	1,000,765
Federal Farm Credit Banks Funding Corporation	03/03/2017	0.65%	2,500,000	2,500,855
Federal Home Loan Banks	12/11/2015	1.38%	1,000,000	1,007,851
Federal Home Loan Banks	05/18/2016	5.38%	1,000,000	1,056,165
Federal Home Loan Banks	06/10/2016	2.13%	500,000	510,126
Federal Home Loan Banks	06/24/2016	0.38%	1,000,000	999,449
Federal Home Loan Banks	07/22/2016	0.80%	500,000	503,616
Federal Home Loan Banks	09/09/2016	2.00%	1,000,000	1,021,931
Federal Home Loan Banks	09/28/2016	0.50%	500,000	500,019
Federal Home Loan Banks	10/14/2016	0.63%	500,000	500,688
Federal Home Loan Banks	11/18/2016	0.63%	500,000	500,680
Federal Home Loan Banks	11/23/2016	0.63%	1,750,000	1,751,671
Federal Home Loan Banks	12/29/2016	0.70%	500,000	502,019
Federal Home Loan Banks	02/24/2017	0.70%	5,000,000	5,008,610
Federal Home Loan Banks	03/10/2017	0.88%	4,000,000	4,020,044
Federal Home Loan Banks	12/08/2017	1.13%	2,500,000	2,514,737
Federal Home Loan Mortgage Corp.	04/18/2016	5.25%	900,000	945,673
Federal Home Loan Mortgage Corp.	05/13/2016	0.50%	5,000,000	5,006,345
Federal Home Loan Mortgage Corp.	10/18/2016	5.13%	1,000,000	1,071,966
Federal Home Loan Mortgage Corp.	11/01/2016	0.63%	1,250,000	1,251,471
Federal Home Loan Mortgage Corp.	11/28/2016	0.60%	2,000,000	2,001,464
Federal National Mortgage Association	10/26/2015	1.63%	2,000,000	2,015,990
Federal National Mortgage Association	03/08/2016	2.00%	1,500,000	1,523,547
Federal National Mortgage Association	03/15/2016	2.25%	3,000,000	3,053,397
Federal National Mortgage Association	03/15/2016	5.00%	800,000	835,199
Federal National Mortgage Association	03/30/2016	0.50%	1,250,000	1,252,220
Federal National Mortgage Association	08/26/2016	0.63%	1,000,000	1,002,655
Federal National Mortgage Association	09/27/2017	1.00%	5,000,000	5,018,885
				63,823,139
Utilities: 0.08%
Tennessee Valley Authority	12/15/2016	4.88%	145,000	155,329
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $63,918,035)				63,978,468

U.S. GOVERNMENT NOTES: 5.88%
United States Treasury Note	02/15/2016	4.50%	3,000,000	3,110,625
United States Treasury Note	03/31/2016	0.38%	2,000,000	2,001,876
United States Treasury Note	04/30/2016	0.38%	1,750,000	1,750,957
United States Treasury Note	05/31/2016	1.75%	1,000,000	1,016,250
United States Treasury Note	01/31/2017	0.50%	4,000,000	4,000,312
TOTAL U.S. GOVERNMENT NOTES (Cost $11,873,774)				11,880,020

SHORT TERM INVESTMENTS: 16.64%
U.S. GOVERNMENT AGENCY ISSUES: 1.49%
Federal Farm Credit Banks Funding Corporation	10/15/2015	0.42%	1,000,000	1,001,218
Federal Home Loan Banks	08/28/2015	0.13%	500,000	499,881
Federal Home Loan Banks	09/18/2015	0.20%	500,000	499,930
Federal Home Loan Banks	09/25/2015	0.20%	500,000	499,827
Federal Home Loan Mortgage Corp.	09/18/2015	0.42%	500,000	500,500
TOTAL U.S. GOVERNMENT AGENCY ISSUES				3,001,356

MONEY MARKET FUND: 15.15%			Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.10% (d)(e)(f)			30,583,755	30,583,755
TOTAL MONEY MARKET FUND				30,583,755
TOTAL SHORT TERM INVESTMENTS (Cost $33,585,325)				33,585,111

TOTAL INVESTMENTS (Cost $174,072,033): 86.31%				174,242,295
Other Assets in Excess of Liabilities: 13.69% (f)				27,634,526
TOTAL NET ASSETS: 100.00%				$201,876,821

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2015, the market value of these securities total $6,258,137 which represents 3.10% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of March 31, 2015.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2015.
(e)	All or a portion of this security is held by LCMT Fund Limited.
(f)	Includes assets pledged as collateral for derivative contracts.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows(1):

Cost of investments	$174,072,033

Gross unrealized appreciation	$193,131
Gross unrealized depreciation	(22,869)
Net unrealized appreciation	$170,262

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund's most recent semi-annual or annual report.

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(1)
March 31, 2015 (Unaudited)

			Currency to be Received		Currency to be Delivered
	Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
	Amount	Settlement Date	Abbreviation	March 31, 2015	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$15,035,000	06/19/2015	AUD	$11,399,810	USD	$11,577,642	$-	$(177,832)
	11,020,000	06/19/2015	CAD	8,691,423	USD	8,795,523	-	(104,100)
	25,187,000	06/19/2015	CHF	26,003,868	USD	25,759,622	244,246	-
	13,016,000	06/19/2015	EUR	14,011,041	USD	13,931,735	79,306	-
	11,288,000	06/19/2015	GBP	16,735,401	USD	16,789,619	-	(54,218)
	2,138,456,000	06/19/2015	JPY	17,850,535	USD	17,771,528	79,007	-
	8,531,000	06/19/2015	NZD	6,328,189	USD	6,446,900	-	(118,711)
Total Purchase Contracts				101,020,267		101,072,569	402,559	(454,861)

Sale Contracts:
	$45,108,000	06/19/2015	USD	$(34,201,704)	AUD	$(34,456,277)	$254,573	$-
	39,805,000	06/19/2015	USD	(31,394,019)	CAD	(31,374,011)	-	(20,008)
	39,517,000	06/19/2015	USD	(40,798,621)	CHF	(39,559,799)	-	(1,238,822)
	9,402,000	06/19/2015	USD	(10,120,759)	EUR	(10,077,802)	-	(42,957)
	23,233,000	06/19/2015	USD	(34,444,859)	GBP	(34,664,116)	219,257	-
	6,851,599,000	06/19/2015	USD	(57,192,997)	JPY	(56,707,799)	-	(485,198)
	426,373,000	06/19/2015	USD	(27,800,529)	MXN	(27,543,922)	-	(256,607)
	20,582,000	06/19/2015	USD	(15,267,470)	NZD	(15,093,534)	-	(173,936)
Total Sale Contracts				(251,220,958)		(249,477,260)	473,830	(2,217,528)
Total Forward Currency Contracts				$(150,200,691)		$(148,404,691)	$876,389	$(2,672,389)
Net Unrealized Depreciation								$(1,796,000)

(1)Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2015.

Currency abbreviations:
AUD	AUSTRALIAN DOLLAR
CAD	CANADIAN DOLLAR
CHF	SWISS FRANC
EUR	EURO
GBP	BRITISH POUND
JPY	JAPANESE YEN
MXN	MEXICAN PESO
NZD	NEW ZEALAND DOLLAR
USD	U.S. DOLLAR

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2015 (Unaudited)

		Number of
		Contracts
	Notional	Purchased /	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	$351,336,530	1,307	Sep-16	$52,135	$-
90 Day Eurodollar	646,729,313	2,619	Sep-16	1,133,989	-
90 Day Sterling	320,329,568	1,745	Sep-16	421,530	-
10Yr Mini Jgb	2,207,996	18	Jun-15	-	(5,520)
Aust 10Y Bond	13,844,098	137	Jun-15	257,711	-
Can 10Yr Bond	21,187,573	188	Jul-15	-	(22,223)
Dow Jones Industrial Average Mini E-Cbot	22,925,385	259	Jun-15	23,848	-
Euro Stoxx 50	31,741,285	813	Jun-15	269,111	-
Euro-Bond	32,092,729	188	Jun-15	189,573	-
Ftse 100 Index	20,755,878	208	Jun-15	-	(307,109)
Hang Seng Index	31,537,629	196	May-15	444,091	-
Jpn 10 Y Bond (Ose)	38,052,445	31	Jun-15	-	(22,756)
Nasdaq 100 E-Mini	4,762,450	55	Jun-15	-	(93,252)
Nikkei 225 (Sgx)	6,344,833	79	Jun-15	172,239	-
Russell 2000 Mini	27,475,800	220	Jun-15	419,030	-
Tokyo Price Index	22,006,795	171	Jun-15	291,602	-
U.S. Long Bond (Cbt)	19,992,750	122	Jul-15	-	(14,390)
Total Purchase Contracts				3,674,859	(465,250)

Sale Contracts:
Cac 40 10 Euro	$8,176,555	(151)	Apr-15	$-	$(14,996)
Coffee 'C' (a)	5,409,975	(106)	Aug-15	185,619	-
Dax Index	1,937,136	(6)	Jun-15	2,872	-
Lme Copper (a)	7,711,838	(51)	Jun-15	-	(234,204)
Lme Zinc (a)	728,875	(14)	Jun-15	-	(21,675)
Natural Gas (a)	5,491,200	(208)	Jun-15	360,771	-
Ny Harb Ulsd (a)	573,888	(8)	May-15	-	(8,334)
S&P 500 Mini	412,160	(4)	Jun-15	3,909	-
Silver (a)	14,689,230	(177)	Jun-15	-	(385,858)
Soybean Meal (a)	2,058,840	(63)	May-15	8,092	-
Wheat (Cbt) (a)	2,518,600	(98)	Jul-15	-	(1,290)
Total Sale Contracts				561,263	(666,357)
Total Futures Contracts				$4,236,122	$(1,131,607)
Net Unrealized Appreciation				$3,104,515

(a) Contract held by LCMT Fund Limited.

LoCorr Long/Short Equity Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Value
CLOSED-END INVESTMENT COMPANY: 0.52%
Management of Companies and Enterprises: 0.52%
Newtek Business Services Corp. (c)	12,293	$203,203
TOTAL CLOSED-END INVESTMENT COMPANY (Cost $181,757)		203,203

COMMON STOCKS: 86.20%
Accommodation and Food Services: 11.91%
Diamond Resorts International, Inc. (a)	139,246	4,654,994

Administrative and Support and Waste Management and Remediation Services: 0.75%
Hudson Technologies, Inc. (a)	70,000	291,900

Construction: 1.13%
Tutor Perini Corporation (a)(c)	19,000	443,650

Finance and Insurance: 23.45%
Atlas Financial Holdings, Inc. (a)(b)(c)	27,312	482,603
BofI Holding, Inc. (a)(c)	5,000	465,200
Credit Acceptance Corporation (a)	15,455	3,013,725
INTL FCStone Inc. (a)	5,000	148,650
JMP Group LLC (c)	63,600	532,968
JPMorgan Chase & Co.	31,431	1,904,090
Maiden Holdings, Ltd. (b)(c)	20,000	296,600
Wells Fargo & Company	42,650	2,320,160
		9,163,996
Health Care and Social Assistance: 0.45%
Bio-Reference Laboratories, Inc. (a)	5,000	176,200

Industrials: 0.84%
Aceto Corporation	15,000	330,000

Information: 14.16%
Luxoft Holding, Inc. (a)(b)	5,000	258,700
Nexstar Broadcasting Group, Inc.	26,093	1,493,042
Power Solutions International, Inc. (a)	6,000	385,740
Salem Communications Corporation	10,000	61,600
Sinclair Broadcast Group, Inc.	91,198	2,864,529
Tableau Software, Inc. (a)	5,100	471,852
		5,535,463
Manufacturing: 25.17%
Acme United Corporation (f)	8,518	155,539
Akorn, Inc. (a)(c)	10,000	475,100
Ambarella, Inc. (a)(b)	7,000	529,970
Amkor Technology, Inc. (a)	60,000	530,100
Ani Pharmaceuticals, Inc. (a)	7,500	469,125
Anika Therapeutics, Inc. (a)(c)	7,000	288,190
Astronics Corporation (a)(c)	4,037	297,527
Biolase, Inc. (a)(e)	0	0
Core Molding Technologies, Inc. (a)	28,988	497,144
DTS, Inc. (a)(c)	6,000	204,420
General Motors Company	31,335	1,175,062
Integrated Device Technology, Inc. (a)	29,000	580,580
KMG Chemicals, Inc.	10,000	267,300
Microsemi Corporation (a)(c)	13,000	460,200
NN, Inc. (c)	10,000	250,800
Nova Measuring Instruments Ltd. (a)(b)(c)	1,100	12,672
Orchids Paper Products Company	5,000	134,800
Patrick Industries, Inc. (a)	7,000	435,890
Reed's, Inc. (a)	31,122	173,972

Skechers U.S.A., Inc. (a)(c)	8,500	611,235
Sparton Corporation (a)(c)	18,000	441,000
Super Micro Computer, Inc. (a)	7,000	232,470
TASER International, Inc. (a)(c)	15,000	361,650
Tenneco Inc. (a)	18,623	1,069,333
Veeco Instruments Inc. (a)	6,000	183,300
		9,837,379
Mining, Quarrying, and Oil and Gas Extraction: 0.91%
Trecora Resources (a)(c)	29,000	353,800

Professional, Scientific, and Technical Services: 4.17%
Cimpress N.V. (a)(b)(c)	7,000	590,660
Echo Global Logistics, Inc. (a)	15,000	408,900
Enanta Pharmaceuticals, Inc. (a)(c)	15,000	459,300
VASCO Data Security International, Inc. (a)	8,000	172,320
		1,631,180
Real Estate and Rental and Leasing: 1.01%
Global Ship Lease, Inc. (a)(b)	72,600	393,492

Retail Trade: 1.18%
Michaels Companies, Inc./The (a)	17,000	460,020

Wholesale Trade: 1.07%
Paycom Software, Inc. (a)	13,000	416,780
TOTAL COMMON STOCKS (Cost $29,400,614)		33,688,854

EXCHANGE TRADED FUNDS: 3.43%
Alerian MLP ETF	60,000	994,200
ProShares UltraShort Nasdaq Biotechnology (a)	10,000	345,000
TOTAL EXCHANGE TRADED FUNDS (Cost $1,350,155)		1,339,200

SHORT-TERM INVESTMENT: 14.64%
MONEY MARKET FUND: 14.64%
Fidelity Institutional Money Market Portfolio - Class I , 0.10% (d)	5,721,515	5,721,515
TOTAL MONEY MARKET FUND (Cost $5,721,515)		5,721,515
TOTAL SHORT-TERM INVESTMENT: (Cost $5,721,515)		5,721,515

TOTAL INVESTMENTS (Cost $36,654,041): 104.79%		40,952,772
Liabilities in Excess of Other Assets: (4.79)%		(1,871,536)
TOTAL NET ASSETS: 100.00%		$39,081,236

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security is pledged to cover short positions.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2015.
(e)	Represents a fractional holding.
(f)	Level 2 security.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows(1)(2):

Cost of investments	$36,654,041

Gross unrealized appreciation	$4,706,146
Gross unrealized depreciation	(407,415)
Net unrealized appreciation	$4,298,731

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Excludes securities sold short.

LoCorr Long/Short Equity Fund
Schedule of Securities Sold Short
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS: (8.35)%
Accommodation and Food Services: (0.78)%
Fiesta Restaurant Group, Inc. (a)	(5,000)	$(305,000)

Arts, Entertainment, and Recreation: (1.66)%
Las Vegas Sands Corp.	(10,000)	(550,400)
SeaWorld Entertainment, Inc.	(5,000)	(96,400)
		(646,800)
Construction: (0.97)%
Granite Construction Inc.	(5,000)	(175,700)
SolarCity Corporation (a)	(4,000)	(205,120)
		(380,820)
Educational Services: (0.24)%
Apollo Education Group, Inc. (a)	(5,000)	(94,600)

Information: (0.45)%
Cogent Communications Holdings, Inc.	(5,000)	(176,650)

Manufacturing: (1.95)%
Callaway Golf Company	(40,000)	(381,200)
lululemon athletica Inc. (a)	(3,000)	(192,060)
Tesla Motors, Inc. (a)	(1,000)	(188,770)
		(762,030)
Mining, Quarrying, and Oil and Gas Extraction: (2.04)%
EOG Resources, Inc.	(2,500)	(229,225)
Gulfport Energy Corporation (a)	(2,500)	(114,775)
Synergy Resources Corporation (a)	(24,000)	(284,400)
Vulcan Materials Company	(2,000)	(168,600)
		(797,000)
Professional, Scientific, and Technical Services: (0.26)%
LivePerson, Inc. (a)	(10,000)	(102,350)
TOTAL COMMON STOCKS (Proceeds $3,240,471)		(3,265,250)

EXCHANGE TRADED FUND: (0.93)%
SPDR S&P Oil & Gas Exploration & Production ETF	(7,000)	(361,620)
TOTAL EXCHANGE TRADED FUND (Proceeds $348,119)		(361,620)
TOTAL SECURITIES SOLD SHORT (Proceeds $3,588,590): (9.28)%		$(3,626,870)

Percentages are stated as a percent of net assets.

(a) Non-dividend expense producing security.

LoCorr Spectrum Income Fund
Schedule of Investments
March 31, 2015 (Unaudited)

	Shares	Value

BUSINESS DEVELOPMENT COMPANIES: 8.89%
Finance and Insurance: 8.89%
Ares Capital Corporation	255,225	$4,382,213
Fifth Street Finance Corp.	179,600	1,311,080
Medley Capital Corp.	102,810	940,712
Prospect Capital Corporation	406,840	3,437,798
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $11,260,097)		10,071,803

COMMON STOCKS: 5.45%
Information: 1.42%
Frontier Communications Corporation	228,580	1,611,489

Transportation and Warehousing: 4.03%
Ship Finance International Limited (a)	248,860	3,683,128
Student Transportation Inc. (a)	162,650	878,310
		4,561,438
TOTAL COMMON STOCKS (Cost $6,638,805)		6,172,927

CLOSED-END INVESTMENT COMPANIES: 11.15%
Finance and Insurance: 11.15%
Avenue Income Credit Strategies Fund	73,760	1,116,726
BlackRock Corporate High Yield Fund Inc.	136,250	1,520,550
First Trust Intermediate Duration Preferred & Income Fund	43,575	978,695
Invesco Dynamic Credit Opportunities Fund	85,430	1,022,597
NexPoint Credit Strategies Fund	191,975	2,336,336
Nuveen Preferred Income Opportunities Fund	225,500	2,149,015
Stone Harbor Emerging Markets Income Fund	51,655	801,169
Western Asset Emerging Markets Income Fund Inc.	85,910	954,460
Western Asset Global High Income Fund Inc.	156,840	1,742,492
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $13,345,267)		12,622,040

MASTER LIMITED PARTNERSHIPS: 29.93%	Units
Finance and Insurance: 7.29%
Apollo Global Management, LLC	176,365	3,809,484
KKR & Co. L.P.	194,675	4,440,537
		8,250,021
Manufacturing: 13.48%
Calumet Specialty Products Partners, L.P.	160,780	3,866,759
CVR Partners, LP	126,175	1,659,201
CVR Refining, LP	173,185	3,591,857
Northern Tier Energy LP	80,250	2,033,535
Terra Nitrogen Company, L.P.	28,225	4,112,665
		15,264,017
Mining, Quarrying, and Oil and Gas Extraction: 1.64%
Vanguard Natural Resources, LLC	132,715	1,855,356

Other Services (except Public Administration): 2.26%
StoneMor Partners L.P.	88,715	2,555,879

Transportation and Warehousing: 1.65%
Navios Maritime Partners L.P. (a)	168,205	1,873,804

Wholesale Trade: 3.61%
Martin Midstream Partners L.P.	115,235	4,083,928
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $36,634,084)		33,883,005

PRIVATE INVESTMENT: 9.99%	Preferred
Finance and Insurance: 9.99%	Return	Units ($)
Terra Secured Income Fund 5, LLC (b)	8.50%	$12,340,000	11,312,397
TOTAL PRIVATE INVESTMENT (Cost $10,779,422)			11,312,397
		Shares
REAL ESTATE INVESTMENT TRUSTS: 27.89%
Finance and Insurance: 14.28%
American Capital Mortgage Investment Corp.		191,325	3,436,197
Apollo Commercial Real Estate Finance, Inc.		124,430	2,137,707
Invesco Mortgage Capital Inc.		121,400	1,885,342
NorthStar Realty Finance Corp.		231,885	4,201,756
Starwood Property Trust, Inc.		185,560	4,509,108
			16,170,110
Real Estate and Rental and Leasing: 13.61%
American Realty Capital Properties, Inc.		223,575	2,202,214
Capstead Mortgage Corporation		154,750	1,821,408
EPR Properties		32,280	1,937,768
Hospitality Properties Trust		116,600	3,846,634
New Residential Investment Corp.		167,425	2,516,398
Senior Housing Properties Trust		92,655	2,056,014
Whitestone REIT		65,000	1,032,200
			15,412,636
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,366,983)			31,582,746

ROYALTY TRUST: 1.23%
Manufacturing: 1.23%
BP Prudhoe Bay Royalty Trust		23,945	1,393,599
TOTAL ROYALTY TRUST (Cost $2,197,867)			1,393,599

SHORT TERM INVESTMENT: 5.00%
MONEY MARKET FUND: 5.00%
Fidelity Institutional Money Market Portfolio - Class I , 0.10% (c)		5,661,576	5,661,576
TOTAL MONEY MARKET FUND (Cost $5,661,576)			5,661,576
TOTAL SHORT TERM INVESTMENT (Cost $5,661,576)			5,661,576

TOTAL INVESTMENTS (Cost $117,884,101): 99.53%			112,700,093
Other Assets in Excess of Liabilities: 0.47%			532,171
TOTAL NET ASSETS: 100.00%			$113,232,264

(a) Foreign issued security.
(b) Deemed to be illiquid. At March 31, 2015, the value of these securities total $11,312,397, which represents 9.99% of total net assets.
(c) The rate quoted is the annualized seven-day effective yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows(1):

Cost of investments	$117,884,101

Gross unrealized appreciation	$3,750,348
Gross unrealized depreciation	(8,934,356)
Net unrealized depreciation	$(5,184,008)

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Fair Value Measurement Summary
March 31, 2015 (Unaudited)

The Funds follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are tradedimmediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities.  Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Investment Valuation
Fair Value Measurement Summary
March 31, 2015 (Unaudited)

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.  Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Over-the-counter financial derivative instruments, such as forward currency contracts, futures contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Investment Valuation
Fair Value Measurement Summary
March 31, 2015 (Unaudited)

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing

The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Investment Valuation
Fair Value Measurement Summary
March 31, 2015 (Unaudited)

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The fair value of the LoCorr Spectrum Income Fund’s investment in Terra Secured Income Fund 5, LLC (“Terra”) is based on the Adviser’s analysis of certain existing data to determine the significance and character of inputs used to determine value. These inputs include, but are not limited to, financial statements (audited and unaudited) of Terra and the value used by other investors in Terra. Management also engaged a third party appraisal firm to review the valuation process used by Terra and the Adviser in determining the value of the investment. Changes to the fair value of this investment would result from changes to the underlying financial performance of Terra or other market factors, such as adverse changes to the financial condition of Terra, its borrowers or the secured assets as well as the deterioration of real estate market or general economic conditions. Terra is a private investment, limited liability company formed to originate, fund and structure real estate-related loans, including mezzanine loans, first and second mortgage loans, subordinated mortgage loans, bridge loans, preferred equity investments and other loans related to high quality commercial real estate in the United States. Units invested with Terra are not registered with the SEC under the Securities Act of 1933, as amended (the “Securities Act”) or the securities agency of any state. The units were offered in reliance upon an exemption from the registration provisions of the Securities Act and state securities laws applicable only to offers and sales to investors meeting the suitability requirements set forth herein. Due to lack of market activity and observable inputs, the LoCorr Spectrum Income Fund’s investment in Terra is categorized in Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Valuation
Fair Value Measurement Summary
March 31, 2015 (Unaudited)

The following table summarizes the LoCorr Managed Futures Strategy Fund’s consolidated investments as of March 31, 2015:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$89,758,587	$-	$89,758,587
Corporate Bonds	-	129,180,939	-	129,180,939
Foreign Government Bond	-	3,500,024	-	3,500,024
Mortgage Backed Securities	-	97,174,165	-	97,174,165
Municipal Bonds	-	7,146,303	-	7,146,303
U.S. Government Agency Issues	-	28,561,716	-	28,561,716
U.S. Government Notes	-	9,560,934	-	9,560,934
Short Term Investments	22,498,005	28,636,377	-	51,134,382
Total Investments	$22,498,005	$393,519,045	$-	$416,017,050

Swap Contracts*
Long Total Return Swap Contacts	$-	$45,655,397	$-	$45,655,397
Total Swap Contracts	$-	$45,655,397	$-	$45,655,397

See the Fund's consolidated schedule of investments for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund's consolidated schedule of investments. The fair value of the Fund's investment in swap contracts represents the net unrealized appreciation at March 31, 2015.

The LoCorr Managed Futures Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes the LoCorr Long/Short Commodities Strategy Fund’s consolidated investments as of March 31, 2015:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$3,218,911	$-	$3,218,911
Corporate Bonds	-	5,439,090	-	5,439,090
Foreign Government Bonds	-	200,182	-	200,182
Mortgage Backed Securities	-	3,273,951	-	3,273,951
Municipal Bonds	-	486,283	-	486,283
U.S. Government Agency Issues	-	4,221,233	-	4,221,233
Short Term Investments	3,180,329	1,516,568	-	4,696,897
Total Investments	$3,180,329	$18,356,218	$-	$21,536,547

Swap Contracts*
Long Total Return Swap Contacts	$-	$(3,097,742)	$-	$(3,097,742)
Total Swap Contracts	$-	$(3,097,742)	$-	$(3,097,742)

See the Fund's consolidated schedule of investments for the investments detailed by industry classification.

*Swap contracts are derivative instruments not reflected in the Fund's consolidated schedule of investments. The fair value of the Fund's investment in swap contracts represents the net unrealized depreciation at March 31, 2015.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes the LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of March 31, 2015:

Security Classification	Level 1	Level 2	Level 3	Total
Investments(a)
Asset Backed Securities	$-	$32,571,294	$-	$32,571,294
Corporate Bonds	-	4,936,186	-	4,936,186
Foreign Government Bonds	-	3,023,781	-	3,023,781
Mortgage Backed Securities	-	24,267,435	-	24,267,435
U.S. Government Agency Issues	-	63,978,468	-	63,978,468
U.S. Government Notes	-	11,880,020	-	11,880,020
Short Term Investments	30,583,755	3,001,356	-	33,585,111
Total Investments	$30,583,755	$143,658,540	$-	$174,242,295

Investment Valuation
Fair Value Measurement Summary
March 31, 2015 (Unaudited)

	Other Financial Instruments(b)
	Forward Currency Contracts
	Long Forward Currency Contracts	$-	$(52,302)	$-	$(52,302)
	Short Forward Currency Contracts	-	(1,743,698)	-	(1,743,698)
	Total Forward Currency Contracts	-	(1,796,000)	-	(1,796,000)
	Futures Contracts
	Long Futures Contracts	3,209,609	-	-	3,209,609
	Short Futures Contracts	(105,094)	-	-	(105,094)
	Total Futures Contracts	3,104,515	-	-	3,104,515
	Total Other Financial Instruments	$3,104,515	$(1,796,000)	$-	$1,308,515

(a) See the Fund's consolidated schedule of investments for the investments detailed by industry classification.
(b) Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund's consolidated schedule of investments. The fair value of the Fund's other financial instruments represent the net unrealized appreciation (depreciation) at March 31, 2015.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.

The following table summarizes the LoCorr Long/Short Equity Fund’s investments and securities sold short as of March 31, 2015:

	Security Classification	Level 1	Level 2	Level 3	Total
	Investments
	Closed-End Investment Company	$203,203	$-	$-	$203,203
	Common Stocks	33,533,315	155,539	-	33,688,854
	Exchange Traded Funds	1,339,200	-	-	1,339,200
	Short Term Investment	5,721,515	-	-	5,721,515
	Total Investments	$40,797,233	$155,539	$-	$40,952,772

	Securities Sold Short
	Common Stocks	$(3,265,250)	$-	$-	$(3,265,250)
	Exchange Traded Fund	(361,620)	-	-	(361,620)
	Total Securities Sold Short	$(3,626,870)	$-	$-	$(3,626,870)

See the Fund's schedule of investments and schedule of securities sold short for detail by industry classification.

The following table summarizes the LoCorr Long/Short Equity Fund's transfers between levels of the fair value hierarchy.

	Security Classification	Level 1	Level 2
Transfers in	Common Stocks	$356,394	$155,539
Transfers out	Common Stocks	(155,539)	(356,394)
Net Transfers in and/or out		$200,855	$(200,855)

At March 31, 2015, the LoCorr Long/Short Equity Fund held one common stock classified as Level 2 of the fair value hierarchy. The transfer of this investment from Level 1 to Level 2 was due to lack of trading volume on March 31, 2015. In addition, the Fund held one common stock classified as Level 2 of the Fair Value Hierarchy at December 31, 2014, which is now classified as Level 1. Transfers between levels are recognized at the end of the reporting period.

The LoCorr Long/Short Equity Fund did not hold any Level 3 assets during the period.

The following table summarizes the LoCorr Spectrum Income Fund’s investments as of March 31, 2015:

	Security Classification	Level 1	Level 2	Level 3	Total
	Investments
	Business Development Companies	$10,071,803	$-	$-	$10,071,803
	Common Stocks	6,172,927	-	-	6,172,927
	Closed-End Investment Companies	12,622,040	-	-	12,622,040
	Master Limited Partnerships	33,883,005	-	-	33,883,005
	Private Investment	-	-	11,312,397	11,312,397
	Real Estate Investment Trusts	31,582,746	-	-	31,582,746
	Royalty Trust	1,393,599	-	-	1,393,599
	Short Term Investment	5,661,576	-	-	5,661,576
	Total Investments	$101,387,696	$-	$11,312,397	$112,700,093

See the Fund's schedule of investments for detail by industry classification.

Investment Valuation
Fair Value Measurement Summary
March 31, 2015 (Unaudited)

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the period ended March 31, 2015:

	Level 3 Reconciliation Disclosure		Investments in Securities, at fair value
	Balance, December 31, 2014		$11,251,542
	Purchases		-
	(Sales)		-
	Return of capital distributions		(97,337)
	Realized gain (loss)		-
	Change in net unrealized gain (loss)		158,192
	Transfer into Level 3		-
	Transfer out of Level 3		-
	Balance, March 31, 2015		$11,312,397

Net change in unrealized gains relating to Level 3 investments still held at March 31, 2015.			$158,192

Quantitative Information about Level 3 Fair Value Measurements held in the Fund:
				Fair Value at
Type of Security	Valuation Technique	Unobservable Input	Range	March 31, 2015
Private Investment	See note below	Subscription Price $50,000 per unit	Unchanged	$11,312,397

Note: Management’s fair valuation is based on the issuer’s financial statements and other data, as well as other trades in this security as noted above.
See additional detail related to these considerations in the Investment Valuation disclosures. The purchase discount on LoCorr Spectrum Income Fund’s investment in Terra is accreted on a straight-line basis over a period of five years, and is presented as part of unrealized appreciation for financial reporting purposes.

For each of the Funds within the LoCorr Investment Trust, with the exception of the LoCorr Long/Short Equity Fund, there were no transfers between levels during the period. Transfers between levels are recognized at the end of the reporting period.

Derivatives and Other Financial Instruments
March 31, 2015 (Unaudited)

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of asset and liabilities and statements of operations. Fair value of swap contracts are recorded in the consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments.  Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the consolidated statements of operations.

The following table presents the fair value of consolidated open swap contracts for the LoCorr Managed Futures Strategy Fund and the LoCorr Long/Short Commodities Strategy Fund at March 31, 2015, as presented on each Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
LoCorr Managed Futures Strategy Fund
Long Total Return Swap Contracts
LoCorr Managed Futures Index	$45,655,397	$-	$45,655,397

LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$-	$3,097,742	$(3,097,742)

The following table presents the fair value of consolidated derivative instruments for the LoCorr Market Trend Fund at March 31, 2015, as presented on the Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$402,559	$454,861	$(52,302)
Short	473,830	2,217,528	(1,743,698)
Total Forward Currency Contracts	876,389	2,672,389	(1,796,000)

Futures Contracts(b)
Long Contracts
Commodity	-	-	-
Equity	1,619,921	400,361	1,219,560
Interest Rate	2,054,938	64,889	1,990,049
Total Long Contracts	3,674,859	465,250	3,209,609

Short Contracts
Commodity	554,482	651,361	(96,879)
Equity	6,781	14,996	(8,215)
Interest Rate	-	-	-
Total Short Contracts	561,263	666,357	(105,094)
Total Futures Contracts	4,236,122	1,131,607	3,104,515

Total	$5,112,511	$3,803,996	$1,308,515

(a) Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.

(b) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

Derivatives and Other Financial Instruments
March 31, 2015 (Unaudited)

The following table presents the trading results of the derivative trading and information related to volume for the three months ended March 31, 2015 for the LoCorr Managed Futures Strategy Fund, the LoCorr Long/Short Commodities Strategy Fund and the LoCorr Market Trend Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
LoCorr Managed Futures Strategy Fund
Swap Contracts	$-	$28,807,344

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$2,626,341	$(1,172,587)

LoCorr Market Trend Fund
Forward Currency Contracts	$6,715,197	$(2,209,557)
Futures Contracts
Commodity	559,608	(794,814)
Equity	2,595,402	1,162,591
Interest rate	807,332	1,276,668
Total Futures Contracts	3,962,342	1,644,445
Total Forward Currency Contracts and Futures Contracts	$10,677,539	$(565,112)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the three months ended March 31, 2015, were:

	Average Notional Amount
Fund and Type of Derivative Instrument	Long Contracts	Short Contracts
LoCorr Managed Futures Strategy Fund
Swap Contracts	$506,519,768	$-

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$42,074,999	$-

LoCorr Market Trend Fund
Forward Currency Contracts	$1,995,185,000	$3,624,366,500
Futures Contracts	1,027,850,451	29,538,803

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title)         /s/ Kevin Kinzie
   Kevin Kinzie, President

Date                    5/12/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Kevin Kinzie
     Kevin Kinzie, President

Date                    5/12/15

By (Signature and Title)            /s/ Jon Essen
     Jon Essen, Treasurer

Date                    5/12/15